Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income / (loss)	$ 80,348	$ 10,907	$ (193,768)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	3	982	15,606
Amortization of deferred finance charges	0	1,090	466
Amortization of deferred drydocking costs	0	232	3,648
Payments for dry-docking	(225)	(750)	(1,607)
Change in fair value of financial instruments	0	8	(2,038)
Stock based compensation	0	15	15
Loss on sale of vessels	0	0	15,590
Loss on bad debt	38	0	327
Impairment of vessels and deferred charges	0	3,564	147,143
Impairment of goodwill	0	0	4,365
Gain on disposal of subsidiaries	0	(25,719)	0
Gain on restructuring	(85,563)	0	0
Changes in operating assets and liabilities
Due from related parties	0	0	405
Inventories	61	(1,005)	1,152
Accounts receivable trade, net	1,188	1,025	(1,193)
Other current assets	661	1,113	(2,013)
Other non-current assets	0	141	36
Trade accounts and other payables	(1,884)	(658)	2,291
Accrued expenses	(805)	68	486
Due to related parties	875	2,914	10,205
Accrued interest	(9,350)	6,788	1,948
Deferred revenue - related party	0	0	(142)
Deferred revenue	(205)	315	(504)
Net cash (used in) / provided by operating activities	(14,858)	1,030	2,418
Cash flows from investing activities:
Net proceeds from sale of vessels	105,959	3,998	58,933
Cash disposed of upon disposal of subsidiaries	0	(2,005)	(3,531)
Cash paid at subsidiary disposal	0	(1,000)	0
Additions to office furniture and equipment	(64)	0	0
Net cash provided by investing activities	105,895	993	55,402
Cash flows from financing activities:
Net proceeds from issuance of common stock	3,204	0	10,000
Repayments of long term debt	(94,443)	(5,246)	(98,816)
Restricted cash released	0	2,000	17,560
Net cash used in financing activities	(91,239)	(3,246)	(71,256)
Net decrease in cash and cash equivalents	(202)	(1,223)	(13,436)
Cash and cash equivalents at beginning of period	3,075	4,298	17,734
Cash and cash equivalents at end of period	2,873	3,075	4,298
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Cash paid for interest	$ 10,557	$ 0	$ 9,481